RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-Term
Allowances for advances to growers and suppliers	$ (19,839)	$ (15,817)
Grower advance receivables, net of allowances of $19,839 and $15,817, respectively	109,958	106,864
Long-Term
Net advances to growers and suppliers	13,896	10,486
Secured advances
Short-Term
Gross advances to growers and suppliers	67,104	66,485
Allowances for advances to growers and suppliers	(11,416)	(12,534)
Long-Term
Gross advances to growers and suppliers	13,197	8,317
Allowances for advances to growers and suppliers	(1,317)	0
Unsecured advances
Short-Term
Gross advances to growers and suppliers	62,693	56,196
Allowances for advances to growers and suppliers	(8,423)	(3,283)
Long-Term
Gross advances to growers and suppliers	6,391	5,316
Allowances for advances to growers and suppliers	$ (4,375)	$ (3,147)